Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective	6 Months Ended
Jun. 30, 2024
Amendments to IAS 21, ‘Lack of exchangeability’ [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 21, ‘Lack of exchangeability’
Effective date issued by IASB	January 1, 2025
Amendments to IFRS 10 and IAS 28, ’Sale or contribution of assets between an investor and its associate or joint venture’ [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 10 and IAS 28, ’Sale or contribution of assets between an investor and its associate or joint venture’
Effective date issued by IASB	To be determined by IASB
IFRS 18, “Presentation and disclosure in financial statements” [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	IFRS 18, “Presentation and disclosure in financial statements”
Effective date issued by IASB	January 1, 2027